Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	edap
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,345,004
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY